Operating Leases	12 Months Ended
Dec. 31, 2025
Operating Leases
Operating Leases

6. Operating Leases

1)	Lease as lessee

The Company leases office space, sorting hubs and warehouse facilities under non-cancellable operating lease agreements that expire at various dates through June 2045. During the three years ended December 31, 2023, 2024 and 2025, the Company incurred rental expenses related to fixed operating lease costs amounting to RMB348,878, RMB284,110 and RMB262,078, respectively. No variable lease cost existed.

Supplemental information related to leases within the consolidated balance sheets are as follows:

	As of December 31,	As of December 31,
	2024	2025
	RMB	RMB
Operating lease right-of-use assets	566,316	398,082

Current operating lease liabilities	183,373	139,787
Non-current operating lease liabilities	377,717	261,257
Total operating lease liabilities	561,090	401,044

Weighted average remaining lease term (in years)	5	4

Weighted average discount rate	4.06%	3.10%

Supplemental cash flow information related to leases for the years ended December 31, 2024 and 2025 are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2024	2025
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	268,065	253,125
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	181,454	115,205
Right-of-use assets decreased due to lease modifications:
Operating leases	26,840	39,529

The following is a maturity analysis of the annual undiscounted cash flows as of December 31, 2024 and December 31, 2025:

	As of	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Within one year	201,174	152,309
Within a period of more than one year but not more than two years	134,223	77,919
Within a period of more than two years but not more than three years	74,494	56,204
Within a period of more than three years but not more than four years	56,952	43,406
Within a period of more than four years but not more than five years	36,006	19,673
More than five years	99,111	78,954
Total lease commitment	601,960	428,465
Less: Imputed interest	40,870	27,421
Total operating lease liabilities	561,090	401,044
Less: Current operating lease liabilities	183,373	139,787
Long-term operating lease liabilities	377,717	261,257

6. Operating Leases (Continued)

1)Lease as lessee (Continued)

Under ASC 842, land use rights agreements are also considered as operating lease contracts. See Note 5 for separate disclosures related to land use right.

2)Lease as lessor

The Company rents land and buildings to network partners under non-cancellable operating lease agreements that expire at various dates through September 2037. All of the Company’s leasing arrangements as lessor are classified as operating leases. Rental income is recognized on a straight-line basis over the rental period. During the years ended December 31, 2023, 2024 and 2025, the Company recorded RMB291,693, RMB373,260 and RMB422,210 of rental income as other operating income, net in the consolidated statements of comprehensive income, respectively.